Oil and Gas Sales Oil and Gas Sales	12 Months Ended
Dec. 31, 2018
Disclosure of revenue from contracts with customers [Abstract]
Oil and Gas Sales
OIL AND GAS SALES
The following table reconciles oil and gas sales by country and product type:

($ millions) (1)	2018	2017
Canada
Crude oil sales	2,743.6	2,581.9
NGL sales	202.1	158.2
Natural gas sales	54.3	70.6
Total Canada	3,000.0	2,810.7
U.S.
Crude oil sales	811.7	435.3
NGL sales	41.2	27.0
Natural gas sales	34.6	30.9
Total U.S.	887.5	493.2
Total oil and gas sales	3,887.5	3,303.9

(1)	Oil and gas sales are reported before realized derivatives.